Investment Property (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Direct operating expense from investment property	$ 69,533	$ 67,096	$ 90,312
Investment property	$ 7,705,942	8,313,274	8,715,956
Investment Property Fair Value Percentage	96.00%
Difference in percentage between market value and book value of the investment property	100.00%
At fair value [member]
Statement [Line Items]
Investment property	$ 11,071,904
CHILE
Statement [Line Items]
Rental income from investment property	5,868	3,825	158,235
ARGENTINA
Statement [Line Items]
Rental income from investment property	$ 99,840	$ 104,334	$ 97,312